INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income tax expense/(recoveries) components
Income tax expenses/(recoveries) consisted of the following components:

	Years ended December 31,
	2021	2020
Current income taxes:
Canadian current income taxes	$0.3	$2.9
Foreign current income taxes	45.0	52.9
	45.3	55.8
Deferred income taxes:
Canadian deferred income taxes - origination and reversal of temporary differences	—	—
Foreign deferred income taxes - origination and reversal of temporary differences	(109.8)	(11.7)
	(109.8)	(11.7)

Total income tax expense (recovery)	$(64.5)	$44.1

Income tax expense/(recoveries) rate reconciliation
These factors are illustrated below on all of the consolidated earnings (loss) before income taxes after applying a tax rate of 26.5%, reflecting the combined Canadian statutory corporate income tax rate which applies to the Company as a legal entity for the year ended December 31, 2021 and December 31, 2020:

	Years ended December 31,
	2021	2020
Earnings (loss) before income taxes	$(319.6)	$98.8
Income tax provision - 26.5%	$(84.7)	$26.2
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(34.8)	(9.0)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	(2.5)	3.4
Income/(losses) not recognized for tax purposes	(5.0)	5.7
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	0.3	3.0
Non-resident withholding tax	12.1	2.7
Under/(over) tax provisions	(2.2)	(0.5)
Other	1.9	(1.0)
Other adjustments:
Unrecognized recoveries in deferred tax provisions	39.0	25.1
Foreign exchange related to deferred income taxes	11.2	(12.1)
Other	0.2	0.6
Total income tax expense (recovery)	$(64.5)	$44.1

Components of deferred income tax assets and liabilities
The components that give rise to deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2021	2020
Deferred income tax assets:
Non-capital losses	$210.4	$58.6
Asset retirement obligations	1.7	1.2
Other assets	37.2	30.8
	249.3	90.6
Deferred income tax liabilities:
Property, plant and equipment	(281.0)	(225.6)
Royalty interests	(0.4)	(4.6)
Marketable securities	—	(0.2)
Inventory and reserves	(7.4)	(18.5)
Other liabilities	(21.7)	(10.5)
	(310.5)	(259.4)
Net deferred income tax liabilities	$(61.2)	$(168.8)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(61.2)	(168.8)
	$(61.2)	$(168.8)
The 2021 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2020	Statements of earnings	OCI	Other	December 31, 2021
Deferred income tax assets:
Non-capital losses	$58.6	$151.8	$—	$—	$210.4
Asset retirement obligations	1.2	0.5	—	—	1.7
Other assets	30.8	9.0	(2.6)	—	37.2
Deferred income tax liabilities:
Property, plant and equipment	(225.6)	(55.4)	—	—	(281.0)
Royalty interests	(4.6)	4.2	—	—	(0.4)
Marketable securities	(0.2)	(0.2)	0.4	—	—
Inventories and reserves	(18.5)	11.1	—	—	(7.4)
Other liabilities	(10.5)	(11.2)	—	—	(21.7)
	$(168.8)	$109.8	$(2.2)	$—	$(61.2)
The 2020 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2019	Statements of earnings	OCI	Other	December 31, 2020
Deferred income tax assets:
Non-capital losses	$22.5	$36.1	$—	$—	$58.6
Asset retirement obligations	—	1.2	—	—	1.2
Other assets	28.1	2.5	0.2	—	30.8
Deferred income tax liabilities:
Property, plant and equipment	(197.1)	(28.5)	—	—	(225.6)
Royalty interests	(5.3)	0.7	—	—	(4.6)
Marketable securities	—	0.1	(0.3)	—	(0.2)
Inventories and reserves	(26.4)	7.9	—	—	(18.5)
Other liabilities	(2.4)	(8.3)	—	0.2	(10.5)
	$(180.6)	$11.7	$(0.1)	$0.2	$(168.8)

Income tax expense/(recoveries) related to OCI
Income tax expenses/(recoveries) related to OCI consisted of the following components:

	Years ended December 31,
	2021	2020
Unrealized change in fair value of marketable securities	$(0.4)	$0.3
Hedges	2.6	(0.2)
Total income taxes related to OCI	$2.2	$0.1

Disclosure of unrecognized deferred income tax assets
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	Years ended December 31,
	2021	2020
Non-capital losses	$457.2	$886.1
Net capital losses	67.9	77.7
Exploration and evaluation assets	996.0	638.3
Deduction for future mining duty taxes	13.8	13.5
Asset retirement obligations	254.2	186.5
Other deductible temporary differences	29.4	29.2
	$1,818.5	$1,831.3
The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. At December 31, 2021, the non-capital loss carry forwards expire as follows:

Expiry Date	2022	2023	2024	2025	2026+	No Expiry	Total
Total unrecognized losses	$1.6	$2.0	$1.9	$51.2	$298.0	$102.5	$457.2